Earnings (Loss) Per Share - Summary of Potential Common Stock Outstanding Excluded from Computation of Diluted Net Loss Per Share (Details) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive		102,600,735	56,479,630
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive		18,149,989	1,022,740
Options Outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive		55,316,336	55,456,890
Restricted Stock Unit
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive		13,913,076
VGA Contingent Purchase Commitment
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive	[1]	15,221,334

[1]	This refers to VGA’s commitment to purchase 15,221,334 shares of Class A Common Stock for $100.0 million subject to certain conditions including the achievement of a specified technical milestone by March 31, 2021. See Note 11 for more information